Other operating costs - Schedule of key management personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Short-term employee benefits	£ 11	£ 8	£ 7
Share-based payments	7	4	5
Total key management compensation	£ 18	£ 12	£ 12